Contract assets and contract liabilities (Table)	12 Months Ended
Dec. 31, 2024
Contract assets and contract liabilities [Abstract]
Disclosure of contract assets performance explanatory
(a)	Contract assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract assets

Arising from sales of autonomous driving vehicles	14,751	19,933
Arising from provision of services	77,841	18,280
Less: loss allowance (Note 31(a))	(9,516)	(9,647)

	83,076	28,566

Current portion	82,826	28,005
Non-current portion (Note19)	250	561

Disclosure of contract liabilities explanatory
(b)	Contract liabilities

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract liabilities
- Billings in advance of performance	12,498	2,119
- Billings in advance of goods transferred	—	2,357

As of December 31	12,498	4,476